UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Amendment #1

Commission File Number of the issuing entity: 333-239650-02

Central Index Key Number of the issuing entity: 0001841341

Carvana Auto Receivables Trust 2021-P1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-239650

Central Index Key Number of the depositor: 0001770373

Carvana Receivables Depositor LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001576462

Carvana, LLC

(Exact name of sponsor(s) as specified in its charter)

Paul Breaux, (480) 719-8809

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Explanatory Note

This Form ABS-EE/A amends the ABS-EE filed by the Issuing Entity on July 19, 2021 (the “Original ABS-EE”). The purpose of this amendment is to correct the Asset Data filed as Exhibit 102 in the Original ABS-EE. No other changes have been made to the Original ABS-EE other than the changes described above.

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File (Schedule AL)
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Carvana Receivables Depositor LLC
(Depositor)

Date: July 21, 2021	By:	/s/ Mike McKeever
	Name:	Mike McKeever
	Title:	President